Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Upright Growth Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	24.07%	22.70%		0.96%
Upright Growth & Income Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	57.35%	21.74%	9.27%
Upright Assets Allocation Plus Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	40.67%	15.56%	4.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.33%	15.94%		13.35%
Dow Jones US Total Stock Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.22%	15.11%	13.46%
Bloomberg Barclays [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%	0.41%	1.64%
Dow Jones Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.46%	8.00%	7.65%
Bloomberg Barclays 2 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%	0.41%	1.64%